Quarterly Holdings Report
for

Fidelity Freedom® Blend 2060 Fund

December 31, 2019

FBF-Y60-QTLY-0220
1.9892482.101

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	263,671	$3,962,968
Fidelity Series Commodity Strategy Fund (a)	291,817	1,389,051
Fidelity Series Large Cap Growth Index Fund (a)	266,137	3,108,481
Fidelity Series Large Cap Stock Fund (a)	196,765	3,116,759
Fidelity Series Large Cap Value Index Fund (a)	443,507	5,849,855
Fidelity Series Small Cap Opportunities Fund (a)	112,837	1,579,723
Fidelity Series Value Discovery Fund (a)	136,316	1,852,539
TOTAL DOMESTIC EQUITY FUNDS
(Cost $19,641,043)		20,859,376

International Equity Funds - 39.9%
Fidelity Series Canada Fund (a)	53,190	600,518
Fidelity Series Emerging Markets Fund (a)	51,623	503,838
Fidelity Series Emerging Markets Opportunities Fund (a)	219,465	4,527,571
Fidelity Series International Growth Fund (a)	181,292	3,176,238
Fidelity Series International Index Fund (a)	101,131	1,077,046
Fidelity Series International Small Cap Fund (a)	55,208	955,651
Fidelity Series International Value Fund (a)	320,763	3,175,556
Fidelity Series Overseas Fund (a)	165,116	1,779,952
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,678,975)		15,796,370

Bond Funds - 6.5%
Fidelity Series Corporate Bond Fund (a)	553	5,928
Fidelity Series Emerging Markets Debt Fund (a)	26,544	254,825
Fidelity Series Floating Rate High Income Fund (a)	5,866	54,555
Fidelity Series Government Bond Index Fund (a)	708	7,410
Fidelity Series High Income Fund (a)	29,000	278,111
Fidelity Series Inflation-Protected Bond Index Fund (a)	79,013	794,078
Fidelity Series Investment Grade Bond Fund (a)	670	7,749
Fidelity Series Investment Grade Securitized Fund (a)	572	5,890
Fidelity Series Long-Term Treasury Bond Index Fund (a)	113,665	1,001,391
Fidelity Series Real Estate Income Fund (a)	15,619	173,844
TOTAL BOND FUNDS
(Cost $2,612,011)		2,583,781

Short-Term Funds - 0.9%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	65,921	65,921
Fidelity Series Short-Term Credit Fund (a)	6,551	66,034
Fidelity Series Treasury Bill Index Fund (a)	19,773	197,735
TOTAL SHORT-TERM FUNDS
(Cost $329,036)		329,690
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $37,261,065)		39,569,217
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,273)
NET ASSETS - 100%		$39,557,944

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$312,706	$4,169,786	$686,424	$310,526	$(21,273)	$188,173	$3,962,968
Fidelity Series Canada Fund	24,916	564,812	11,551	10,116	(87)	22,428	600,518
Fidelity Series Commodity Strategy Fund	64,618	1,361,319	53,963	15,928	(1,986)	19,063	1,389,051
Fidelity Series Corporate Bond Fund	4,796	43,786	45,038	722	2,096	288	5,928
Fidelity Series Emerging Markets Debt Fund	17,348	249,900	14,373	7,560	(179)	2,129	254,825
Fidelity Series Emerging Markets Fund	25,432	475,077	8,583	10,602	(220)	12,132	503,838
Fidelity Series Emerging Markets Opportunities Fund	230,401	3,976,742	67,566	106,278	(1,077)	389,071	4,527,571
Fidelity Series Floating Rate High Income Fund	3,892	52,893	2,332	1,639	(28)	130	54,555
Fidelity Series Government Bond Index Fund	6,645	64,239	66,035	580	2,409	152	7,410
Fidelity Series Government Money Market Fund 1.65%	6,419	105,394	45,892	788	--	--	65,921
Fidelity Series High Income Fund	29,725	264,754	20,221	9,266	(192)	4,045	278,111
Fidelity Series Inflation-Protected Bond Index Fund	7,831	797,675	9,833	8,943	20	(1,615)	794,078
Fidelity Series International Growth Fund	209,203	2,898,810	224,597	108,833	(249)	293,071	3,176,238
Fidelity Series International Index Fund	54,893	980,867	17,501	19,384	(204)	58,991	1,077,046
Fidelity Series International Small Cap Fund	54,693	878,810	42,346	38,251	(1,801)	66,295	955,651
Fidelity Series International Value Fund	206,332	2,947,797	108,952	120,746	(3,770)	134,149	3,175,556
Fidelity Series Investment Grade Bond Fund	7,032	68,337	69,980	787	2,135	225	7,749
Fidelity Series Investment Grade Securitized Fund	4,947	45,555	45,486	646	825	49	5,890
Fidelity Series Large Cap Growth Index Fund	244,799	3,017,361	500,534	38,736	2,279	344,576	3,108,481
Fidelity Series Large Cap Stock Fund	243,833	3,096,923	450,934	156,002	(1,914)	228,851	3,116,759
Fidelity Series Large Cap Value Index Fund	456,600	5,837,478	650,900	340,344	(8,091)	214,768	5,849,855
Fidelity Series Long-Term Treasury Bond Index Fund	92,266	1,260,490	319,967	80,803	8,886	(40,284)	1,001,391
Fidelity Series Overseas Fund	--	1,653,492	--	6,104	--	126,460	1,779,952
Fidelity Series Real Estate Income Fund	12,341	168,558	8,142	7,696	(22)	1,109	173,844
Fidelity Series Short-Term Credit Fund	6,420	78,995	19,871	1,057	1	489	66,034
Fidelity Series Small Cap Opportunities Fund	121,805	1,556,787	166,340	73,222	(5,471)	72,942	1,579,723
Fidelity Series Treasury Bill Index Fund	16,578	316,673	135,682	2,225	49	117	197,735
Fidelity Series Value Discovery Fund	144,469	1,812,830	219,516	68,955	(1,630)	116,386	1,852,539
	2,610,940	38,746,140	4,012,559	1,546,739	(29,494)	2,254,190	39,569,217

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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